Other non-current Assets - Schedule of Other Non-current Assets (Parenthetical) (Details) - CNY (¥) ¥ in Millions	Jun. 30, 2022	Dec. 31, 2021
Equipment and Improvement | Suzhou
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Prepayments	¥ 1.8	¥ 0.3